INVENTORIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Inventory [Line Items]
Inventory write-down	$ 0	$ 1,323
Guanacevi, Mexico [Member] | Warehouse inventory [Member]
Disclosure Of Inventory [Line Items]
Inventory write-down	1,179
Bolañitos Mexico [Member] | Warehouse inventory [Member]
Disclosure Of Inventory [Line Items]
Inventory write-down	$ 1,038